Comprehensive Income and Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss), Net of Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning balance	$ (46,031)	$ (29,181)
Other comprehensive loss before reclassifications	(16,386)	(19,507)
Amounts reclassified from accumulated other comprehensive income (loss)	3,430	2,657
Other comprehensive income (loss), net of tax	(12,978)	(16,850)	$ 1,384
Accumulated other comprehensive income (loss), Ending balance	(58,987)	(46,031)	(29,181)
Foreign Currency Translation Component [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning balance	(2,591)	7,796
Other comprehensive loss before reclassifications	(20,820)	(10,387)
Other comprehensive income (loss), net of tax	(20,820)	(10,387)
Accumulated other comprehensive income (loss), Ending balance	(23,411)	(2,591)	7,796
Pension and Other Postretirement Benefit Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning balance	(43,440)	(36,977)
Other comprehensive loss before reclassifications	4,434	(9,120)
Amounts reclassified from accumulated other comprehensive income (loss)	3,430	2,657
Other comprehensive income (loss), net of tax	7,864	(6,463)
Accumulated other comprehensive income (loss), Ending balance	$ (35,576)	$ (43,440)	$ (36,977)